PREMISES AND EQUIPMENT (Details) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Premises and equipment
Premises and equipment, gross	$ 8,699	$ 8,646
Less accumulated depreciation	5,235	5,023
Premises and equipment, net	3,464	3,623
Land
Premises and equipment
Premises and equipment, gross	1,351	1,351
Office buildings and improvements
Premises and equipment
Premises and equipment, gross	5,485	5,451
Furniture, fixtures, and equipment
Premises and equipment
Premises and equipment, gross	$ 1,863	$ 1,844